                           Cappiello-Rushmore Trust

                               Semiannual Report

                              December 31, 1998

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                     SEMIANNUAL REPORT, December 31, 1998

                                           Cappiello-Rushmore Trust

                                   4922 Fairmont Avenue, Bethesda, MD 20814
                                        (800) 622-1386  (301) 657-1510
[LOGO OF CAPPIELLO-RUSHMORE FUND APPEARS HERE]

-------------------------------------------------------------------------------

                                                               February 5, 1999
Dear Fellow Shareholder:

  The fourth quarter of 1998 continued the markets recent roller coaster ride, rising in the first two months and floundering in December. History has shown that the market straightens out and heads higher into the New Year, and that has been the case.

  In retrospect, 1998 was a remarkable fourth straight year of double-digit increases in the broader market averages. Nevertheless, this stellar performance masks the increasing narrowness of the market. Just ten stocks in the S&P 500 accounted for nearly half of the gain in that index and 50 of the S&P stocks contributed 90% of the return. That means the other 450 stocks had an average return of 1.5%. Less than 40% of NYSE stocks were up from December 31, 1997, to December 31, 1998. Further, small company stocks had an even tougher year with the Russell 2000 Index showing a return of negative 4%. Thus, 1998 was an extremely narrow market, and a much tougher place to make money than the double-digit rise in the Index would imply. Accordingly, beyond a handful of stocks, the equity markets turned in a lackluster year. The best performing issues have, and continue to be, the very large consumer-oriented company stocks and larger capitalization technology issues. Almost all of these have price-to-earnings ratios far above the market average.

  Looking into 1999, we view the current bull market still intact, despite the turmoil in Brazil. At 1.6%, inflation is running at its lowest rate since 1963 and 1964. This inflation performance reflects current oil prices that are at their lowest levels in 20 years and gold, the predictor of future inflation developments, continues to stay depressed at under $300 per ounce. Unemployment is at 4.3%, matching its peacetime low in 1957. Mortgage rates averaged 6.83% last week, the lowest since 1967. Further, the federal budget surplus was $70 billion in fiscal 1998, the first budget surplus since 1969. An even bigger budget surplus is expected to be recorded this fiscal year (ending September 30, 1999). Although the pace of overall corporate profit growth will be slower this year, technology, health care and financial service companies have good profit margins and continue to gain worldwide market share. Since inflation will likely remain under 2%, the current level of price-to-earnings ratios seems sustainable. Additionally, one should not forget the enormous liquidity in the U.S. market. New retirement funds continue to make their way into investments, and with interest rates still low, stocks will remain the investment vehicle of choice.

  As previously noted, the interest rate environment for equities in 1999 looks good, but the earnings growth picture does not. To be sure, some companies will post strong profit gains, but we think the general trend of S&P 500 earnings per share will be up modestly. That means stock selection will be at a premium, and investors cannot count on being carried along in a general market uptrend. Nevertheless, we continue to see signs that the underlying fundamentals of our holdings are healthy. The best sectors should be high tech, healthcare, and retail. The latter will benefit from positive consumer buying, coupled with the low cost of goods due to the falling prices of materials. As always, fundamental values remain key to our investment philosophy. We continue to seek out companies that offer the promise of long-term capital growth for each of the Cappiello-Rushmore Funds.

                                          Sincerely,
[SIGNATURE OF FRANK CAPPIELLO APPEARS HERE]
                                          Frank Cappiello
                                          Chairman
                                          Cappiello-Rushmore Trust

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Portfolios of Investments
December 31, 1998
(Unaudited)

UTILITY INCOME FUND                       GROWTH FUND

-----------------------------------------------------------------------
                                                           Market Value
 Shares                                                        (Note 1)

-----------------------------------------------------------------------
 COMMON STOCKS -- 96.4%

 Business Services -- 6.3%
    12,000 Metzler Group, Inc.*                            $   584,250
                                                           -----------

 Gas and Electric -- 49.3%
    15,000 Allegheny Energy, Inc.                              517,500
    14,000 CMS Energy Corp.                                    678,125
    12,000 IDACORP, Inc.                                       434,250
    14,000 Interstate Energy Corp.                             451,500
    15,500 KeySpan Energy Corp.                                480,500
    10,000 New Century Energies, Inc.                          487,500
    16,000 Potomac Electric Power Co.                          421,000
    20,000 Southern Co.                                        581,250
    14,000 TNP Enterprises, Inc.                               531,125
                                                           -----------
                                                             4,582,750
                                                           -----------

 Natural Gas Distribution -- 4.7%
    16,000 Washington Gas Light Co.                            434,000
                                                           -----------

 Real Estate Investment Trusts -- 6.0%
    71,400 Crown American Realty Trust                         553,350
                                                           -----------

 Telecommunication -- 30.1%
    10,000 ALLTEL Corp.                                        598,125
     5,000 AT&T Corp.                                          376,250
    10,000 Bell Atlantic Corp.                                 568,125
    15,000 Frontier Corp.                                      510,000
    14,000 SBC Communications, Inc.                            750,750
                                                           -----------
                                                             2,803,250
                                                           -----------
 Total Common Stocks (Cost $5,867,690)                       8,957,600
                                                           -----------

 CONVERTIBLE PREFERRED
  STOCKS -- 2.1%
     3,400 Kmart Financing, 7.75%
            (Cost $180,820)                                    196,988
                                                           -----------

 MONEY MARKET FUNDS -- 1.5%
   141,554 Fund for Government Investors (Cost $141,554)       141,554
                                                           -----------
 Total Investments -- 100.0% (Cost $6,190,064)             $ 9,296,142
                                                           ===========

---------------------------------------------------------------
                                                   Market Value
 Shares                                                (Note 1)

---------------------------------------------------------------
 COMMON STOCKS -- 86.4%

 Beverages -- 4.8%
    15,000 Coca-Cola Co.                           $ 1,003,125
                                                   -----------

 Business Services -- 9.1%
    25,000 First Data Corp.                            792,188
    22,500 Metzler Group, Inc.*                      1,095,468
                                                   -----------
                                                     1,887,656
                                                   -----------

 Computer Hardware and
  Equipment -- 4.5%
     5,000 International Business Machines Corp.       923,750
                                                   -----------

 Computer Software and
  Services -- 4.8%
    20,000 Shared Medical Systems Corp.                997,500
                                                   -----------

 Financial Services -- 24.5%
    10,000 American Express Co.                      1,022,500
    30,000 Charles Schwab Corp.                      1,685,625
    34,000 Franklin Resources, Inc.                  1,088,000
    27,000 SLM Holding Corp.                         1,296,000
                                                   -----------
                                                     5,092,125
                                                   -----------

 Healthcare -- 11.1%
     8,000 Barr Labs, Inc.*                            384,000
    25,000 Foundation Health Systems, Inc.*            298,438
    20,000 United Healthcare Company                   861,250
    20,000 Varian Associates, Inc.                     757,500
                                                   -----------
                                                     2,301,188
                                                   -----------

 Merchandising and Retail -- 12.2%
    15,000 J. C. Penney Company, Inc.                  703,125
   170,000 National Media Corp.*                     1,816,875
                                                   -----------
                                                     2,520,000
                                                   -----------

 Oil and Gas Services -- 2.2%
    60,000 Varco International, Inc.*                  465,000
                                                   -----------

 Telecommunication -- 13.2%
    10,000 AT&T Corp.                                  752,500
    20,000 Frontier Corp.                              680,000
    20,000 GM Hughes Electronics Corp.                 793,750
    10,000 Qualcomm, Inc.*                             518,125
                                                   -----------
                                                     2,744,375
                                                   -----------
 Total Common Stocks (Cost $10,232,013)             17,934,719
                                                   -----------


                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Portfolios of Investments
December 31, 1998 (continued)
(Unaudited)

GROWTH FUND (continued)                   EMERGING GROWTH FUND

-------------------------------------------------------------------------
                                                             Market Value
 Shares                                                          (Note 1)

-------------------------------------------------------------------------
 WARRANTS -- 4.1%
    45,000 Federated Department Stores, Inc. WTS C* (Cost
            $223,390)                                        $   855,000
                                                             -----------

 MONEY MARKET FUNDS -- 9.5%
 1,972,473 Fund for Government Investors (Cost $1,972,473)     1,972,473
                                                             -----------
 Total Investments -- 100.0% (Cost $12,427,876)              $20,762,192
                                                             ===========

------------------------------------------------------------
                                                Market Value
 Shares                                             (Note 1)

------------------------------------------------------------
 COMMON STOCKS -- 99.5%

 Business Services -- 17.3%
    30,000 FTI Consulting, Inc.*                $   101,250
    22,000 Labor Ready, Inc.*                       433,125
    16,000 Metzler Group, Inc.*                     779,000
    11,000 National Data Corp.                      535,563
                                                -----------
                                                  1,848,938
                                                -----------

 Capital Goods -- 7.2%
    26,000 Catalytica, Inc.*                        468,000
    20,000 Modtech, Inc.*                           305,000
                                                -----------
                                                    773,000
                                                -----------

 Computer Software and
  Services -- 6.5%
    14,000 Shared Medical Systems Corp.             698,250
                                                -----------

 Healthcare -- 23.9%
    16,000 Aradigm Corp.*                           200,000
    19,000 Eclipsys Corp.*                          551,000
    37,000 KV Pharmaceutical Co., Class A*          765,438
    37,000 PolyMedica Corp.*                        342,250
    18,500 Varian Associates, Inc.                  700,687
                                                -----------
                                                  2,559,375
                                                -----------

 Merchandising and Retail -- 22.4%
    42,000 Braun's Fashion Corp.*                   399,000
    80,000 National Media Corp.*                    855,000
    45,000 Paul Harris Stores, Inc.*                365,625
    30,000 Pier 1 Imports, Inc.                     290,625
   200,000 Service Merchandise Co.*                  56,260
    50,000 Steven Madden, Ltd.*                     425,000
                                                -----------
                                                  2,391,510
                                                -----------

 Oil and Gas Services -- 5.2%
    61,000 Bolt Technology Corp.*                   404,125
    20,000 R&B Falcon Corp.*                        152,500
                                                -----------
                                                    556,625
                                                -----------

 Telecommunications -- 11.1%
    15,000 Able Telecom Holding Corp.*               86,250
    30,000 P-Com, Inc.*                             119,532
    20,000 REMEC, Inc.*                             360,000
    48,000 Stanford Telecommunications, Inc.*       618,000
                                                -----------
                                                  1,183,782
                                                -----------


                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Portfolios of Investments
December 31, 1998 (continued)
(Unaudited)

EMERGING GROWTH FUND (continued)          GOLD FUND
                       See Notes to Financial Statements.

----------------------------------------------------------------------
                                                          Market Value
 Shares                                                       (Note 1)

----------------------------------------------------------------------
 COMMON STOCKS (continued)

 Transportation -- 5.9%
    30,000 Aramex International, Ltd.*                    $   345,000
    15,000 Hub Group, Inc., Class A*                          290,625
                                                          -----------
                                                              635,625
                                                          -----------
 Total Common Stocks (Cost $8,451,440)                     10,647,105
                                                          -----------

 MONEY MARKET FUNDS -- 0.5%
    50,385 Fund for Government Investors (Cost $50,385)        50,385
                                                          -----------
 Total Investments -- 100.0% (Cost $8,501,825)            $10,697,490
                                                          ===========

----------------------------------------------------------------------
                                                          Market Value
 Shares                                                       (Note 1)

----------------------------------------------------------------------
 COMMON STOCKS--96.9%

 Metals and Mining

 Africa -- 6.4%
    12,000 Ashanti Goldfields Co.                          $  112,500
                                                           ----------

 Australia -- 13.0%
     6,000 Lihir Gold, Ltd.*                                  132,750
     8,000 WMC, Ltd., ADR                                      96,000
                                                           ----------
                                                              228,750
                                                           ----------

 Canada -- 31.6%
    12,000 Aber Resources, Ltd.*                               67,876
     9,000 Barrick Gold Corp.                                 175,500
    16,000 Cambior, Inc.                                       79,000
    28,000 Golden Star Resources, Ltd.*                        29,750
    32,016 Kinross Gold Corp.*                                 74,037
     8,000 Placer Dome, Inc.                                   92,000
    20,000 TVX Gold, Inc.*                                     36,250
                                                           ----------
                                                              554,413
                                                           ----------

 United States -- 45.9%
    35,000 Battle Mountain Gold Co.                           144,375
    20,000 Crown Resources Corp.*                              40,626
    15,000 Homestake Mining Co.                               137,812
     4,000 Newmont Mining Corp.                                72,250
    10,000 Stillwater Mining Co.*                             410,000
                                                           ----------
                                                              805,063
                                                           ----------
 Total Common Stocks (Cost $2,608,232)                      1,700,726
                                                           ----------

 MONEY MARKET FUNDS -- 3.1%
    54,137 Fund for Government Investors (Cost $54,137)        54,137
                                                           ----------
 Total Investments -- 100.0% (Cost $2,662,369)             $1,754,863
                                                           ==========

----------------
* Non-income producing
ADR American Depository Receipts

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1998
(Unaudited)

                                   Utility                Emerging
                                 Income Fund Growth Fund Growth Fund Gold Fund


  ASSETS
   Securities at Cost..........  $6,190,064  $12,427,876 $ 8,501,825 $2,662,369
                                 ==========  =========== =========== ==========
   Securities at Value (Note
    1).........................  $9,296,142  $20,762,192 $10,697,490 $1,754,863
   Receivable for Securities
    Sold.......................          --           --      42,473         --
   Receivable for Shares Sold..       1,003       76,154      33,426         --
   Dividends Receivable........       4,700       11,870       4,940         --
   Interest Receivable.........         731        6,966         334        284
                                 ----------  ----------- ----------- ----------
   Total Assets................   9,302,576   20,857,182  10,778,663  1,755,147
                                 ----------  ----------- ----------- ----------

  LIABILITIES
   Investment Advisory Fee
    Payable....................       2,697        8,001       5,260      1,038
   Administrative Fee Payable..      15,995       44,903      45,272      4,862
   Payable for Securities
    Purchased..................          --      790,312          --         --
   Liability for Shares
    Redeemed...................      16,902      235,183     176,390     18,829
   Distributions Payable.......       8,236          851          30         --
   Other Payables..............          --           --         161         --
                                 ----------  ----------- ----------- ----------
   Total Liabilities...........      43,830    1,079,250     227,113     24,729
                                 ----------  ----------- ----------- ----------
  NET ASSETS...................  $9,258,746  $19,777,932 $10,551,550 $1,730,418
                                 ==========  =========== =========== ==========
  Shares Outstanding...........     711,126    1,138,820     831,637    404,646
                                 ==========  =========== =========== ==========
  Net Asset Value Per Share....      $13.02       $17.37      $12.69      $4.28
                                 ==========  =========== =========== ==========


                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended December 31, 1998
(Unaudited)

                                  Utility                 Emerging
                                Income Fund Growth Fund  Growth Fund Gold Fund


  Investment Income
   Interest...................  $   11,074  $   34,470    $ 61,208   $   3,687
   Dividends..................     180,638      49,420      14,862       4,790
                                ----------  ----------    --------   ---------
   Total Investment Income....     191,712      83,890      76,070       8,477
                                ----------  ----------    --------   ---------

  Expenses
   Investment Advisory Fee
    (Note 2)..................      15,712      48,262      36,632       6,834
   Administrative Fee (Note
    2)........................      31,424      96,524      73,264       9,762
   Other Fees.................         664          28         161          --
                                ----------  ----------    --------   ---------
   Total Expenses.............      47,800     144,814     110,057      16,596
                                ----------  ----------    --------   ---------
  Net Investment Income
   (Loss).....................     143,912     (60,924)    (33,987)     (8,119)
                                ----------  ----------    --------   ---------
  Net Realized Gain (Loss) on
   Investment Transactions....     201,143   1,010,143     976,830    (206,796)
  Change in Net Unrealized
   Appreciation/ Depreciation
   of Investments.............     660,320  (1,851,597)   (856,663)     40,495
                                ----------  ----------    --------   ---------
  Net Gain (Loss) on
   Investments................     861,463    (841,454)    120,167    (166,301)
                                ----------  ----------    --------   ---------
  Net Increase (Decrease) in
   Net Assets Resulting from
   Operations.................  $1,005,375  $ (902,378)   $ 86,180   $(174,420)
                                ==========  ==========    ========   =========


                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements Of Changes In Net Assets

                                      Utility
                                    Income Fund                 Growth Fund


                             For the Six                 For the Six
                             Months Ended    For the     Months Ended    For the
                             December 31,   Year Ended   December 31,   Year Ended
                                 1998        June 30,        1998        June 30,
                             (Unaudited)       1998      (Unaudited)       1998
                             ------------  ------------  ------------  ------------
  From Investment Activi-
   ties
   Net Investment Income
    (Loss)................   $   143,912   $    398,161  $    (60,924) $   (193,212)
   Net Realized Gain on
    Investment
    Transactions..........       201,143        508,641     1,010,143     3,356,716
   Change in Net
    Unrealized
    Appreciation of
    Investments...........       660,320      1,300,391    (1,851,597)    1,303,719
                             -----------   ------------  ------------  ------------
   Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations............     1,005,375      2,207,193      (902,378)    4,467,223
                             -----------   ------------  ------------  ------------

  Distributions to Share-
   holders
   From Net Investment
    Income................      (143,545)      (400,295)           --            --
   From Net Realized Gain
    on Investments........      (554,083)            --    (4,104,765)           --
                             -----------   ------------  ------------  ------------
   Total Distributions to
    Shareholders..........      (697,628)      (400,295)   (4,104,765)           --
                             -----------   ------------  ------------  ------------

  From Share Transactions
   Net Proceeds from Sales
    of Shares.............     3,453,316     16,647,062     7,601,878    29,015,150
   Reinvestment of
    Distributions.........       624,838        321,286     3,960,787            --
   Cost of Shares
    Redeemed..............    (4,925,671)   (17,782,741)  (11,608,471)  (33,550,866)
                             -----------   ------------  ------------  ------------
   Net Decrease in Net
    Assets Resulting from
    Share Transactions....      (847,517)      (814,393)      (45,806)   (4,535,716)
                             -----------   ------------  ------------  ------------

  Net Assets -- Beginning
   of Period..............     9,798,516      8,806,011    24,830,881    24,899,374
                             -----------   ------------  ------------  ------------
  Net Assets -- End of
   Period.................   $ 9,258,746   $  9,798,516  $ 19,777,932  $ 24,830,881
                             ===========   ============  ============  ============
  Shares
   Sold...................       276,043      1,393,270       371,399     1,333,472
   Issued in Reinvestment
    of Distributions......        49,244         26,251       242,643            --
   Redeemed...............      (394,500)    (1,485,904)     (556,490)   (1,561,079)
                             -----------   ------------  ------------  ------------
   Net Increase (Decrease)
    in Shares.............       (69,213)       (66,383)       57,552      (227,607)
                             ===========   ============  ============  ============
   Total Increase
    (Decrease) in Net
    Assets................      (539,770)       992,505    (5,052,949)      (68,493)



                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                     Emerging
                                   Growth Fund                 Gold Fund


                             For the Six                For the Six
                             Months Ended    For the    Months Ended   For the
                             December 31,  Year Ended   December 31, Year Ended
                                 1998       June 30,        1998      June 30,
                             (Unaudited)      1998      (Unaudited)     1998
                             ------------  -----------  ------------ -----------
  From Investment Activi-
   ties
   Net Investment Loss....   $    (33,987) $  (214,292)  $   (8,119) $   (21,980)
   Net Realized Gain
    (Loss) on Investment
    Transactions..........        976,830    1,678,627     (206,796)    (935,910)
   Change in Net
    Unrealized
    Appreciation/
    Depreciation of
    Investments...........       (856,663)  (1,834,311)      40,495     (234,352)
                             ------------  -----------   ----------  -----------
   Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations............         86,180     (369,976)    (174,420)  (1,192,242)
                             ------------  -----------   ----------  -----------

  Distributions to Share-
   holders
   From Net Realized Gain
    on Investments........       (101,776)          --           --           --
                             ------------  -----------   ----------  -----------

  From Share Transactions
   Net Proceeds from Sales
    of Shares.............     24,673,870   36,436,165           --   11,756,801
   Reinvestment of
    Distributions.........         91,142           --           --           --
   Cost of Shares
    Redeemed..............    (28,356,451) (42,639,433)    (281,950) (11,786,315)
                             ------------  -----------   ----------  -----------
   Net Decrease in Net
    Assets Resulting from
    Share Transactions....     (3,591,439)  (6,203,268)    (281,950)     (29,514)
                             ------------  -----------   ----------  -----------

  Net Assets -- Beginning
   of Period..............     14,158,585   20,731,829    2,186,788    3,408,544
                             ------------  -----------   ----------  -----------
  Net Assets -- End of
   Period.................   $ 10,551,550  $14,158,585   $1,730,418  $ 2,186,788
                             ============  ===========   ==========  ===========
  Shares
   Sold...................      2,278,074    2,329,100           --    1,893,015
   Issued in Reinvestment
    of Distributions......          7,530           --           --           --
   Redeemed...............     (2,478,509)  (2,802,091)     (64,235)  (1,909,526)
                             ------------  -----------   ----------  -----------
   Net Decrease in Shares.       (192,905)    (472,991)     (64,235)     (16,511)
                             ============  ===========   ==========  ===========
   Total Decrease in Net
    Assets................     (3,607,035)  (6,573,244)    (456,370)  (1,221,756)



                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                            Utility Income Fund

                             For the Six
                             Months Ended
                             December 31,     For the Years Ended June 30,
                                 1998     ----------------------------------------
                             (Unaudited)   1998    1997    1996     1995     1994
                             ------------ ------  ------  -------  -------  ------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $12.56    $10.40  $10.60    $9.24    $8.39  $10.82
                                ------    ------  ------  -------  -------  ------
   Income from Investment
    Operations:
   Net Investment Income..        0.20      0.47    0.53     0.49     0.55    0.53
   Net Realized and
    Unrealized Gain (Loss)
    on Investments........        1.28      2.17   (0.19)    1.39     0.85   (2.42)
                                ------    ------  ------  -------  -------  ------
    Total from Investment
     Operations...........        1.48      2.64    0.34     1.88     1.40   (1.89)
                                ------    ------  ------  -------  -------  ------
   Distributions to
    Shareholders:
   From Net Investment
    Income................       (0.20)    (0.48)  (0.54)   (0.52)   (0.55)  (0.53)
   From Net Realized
    Capital Gain..........       (0.82)       --      --       --       --   (0.01)
                                ------    ------  ------  -------  -------  ------
    Total Distributions to
     Shareholders.........       (1.02)   (0.48)  (0.54)    (0.52)   (0.55)  (0.54)
                                ------    ------  ------  -------  -------  ------
   Net Increase (Decrease)
    in Net Asset Value....        0.46      2.16  (0.20)     1.36     0.85   (2.43)
                                ------    ------  ------  -------  -------  ------
   Net Asset Value -- End
    of Period.............      $13.02    $12.56  $10.40   $10.60    $9.24   $8.39
                                ======    ======  ======  =======  =======  ======

  Total Investment Return.       12.05%A   25.55%   3.39%   20.60%   16.62% (18.18)%

  Ratios to Average Net
   Assets:
   Expenses...............        1.07%B    1.05%   1.05%    1.05%    1.05%   1.05%
   Net Investment Income..        3.21%B    4.01%   4.88%    4.82%    6.26%   5.21%

  Supplementary Data:
   Portfolio Turnover
    Rate..................        8.89%    29.45%  17.33%   45.11%  147.04%  26.13%
   Net Assets at End of
    Period (in thousands).      $9,259    $9,799  $8,806  $15,106  $17,151  $9,117
   Number of Shares
    Outstanding at End of
    Period (in thousands).         711       780     847    1,425    1,855   1,086

-----------------------------

 A Total Investment Return for periods of less than one year are not annualized.
 B Annualized

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                                 Growth Fund

                             For the Six
                             Months Ended
                             December 31,       For the Years Ended June 30,
                                 1998      ---------------------------------------------
                             (Unaudited)    1998      1997      1996      1995     1994
                             ------------  -------   -------   -------   -------  ------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $22.96      $19.02    $17.87    $14.64    $11.05  $10.63
                               -------     -------   -------   -------   -------  ------
   Income from Investment
    Operations:
   Net Investment Income
    (Loss)................       (0.05)      (0.18)    (0.09)    (0.07)     0.01   (0.02)
   Net Realized and
    Unrealized Gain
    (Loss) on Investments.       (0.88)       4.12      1.83      3.30      3.60    0.44
                               -------     -------   -------   -------   -------  ------
    Total from Investment
     Operations...........       (0.93)       3.94      1.74      3.23      3.61    0.42
                               -------     -------   -------   -------   -------  ------
   Distributions to
    Shareholders:
   From Net Investment
    Income................          --          --        --        --     (0.02)     --
   From Net Realized
    Capital Gain..........       (4.66)         --     (0.59)       --        --      --
                               -------     -------   -------   -------   -------  ------
    Total Distributions to
     Shareholders.........       (4.66)         --     (0.59)       --     (0.02)     --
                               -------     -------   -------   -------   -------  ------
   Net Increase (Decrease)
    in Net Asset Value....       (5.59)       3.94      1.15      3.23      3.59    0.42
                               -------     -------   -------   -------   -------  ------
   Net Asset Value -- End
    of Period.............      $17.37      $22.96    $19.02    $17.87    $14.64  $11.05
                               =======     =======   =======   =======   =======  ======

  Total Investment Return.       (2.76)%A    20.72%    10.10%    22.06%    32.65%   3.99%

  Ratios to Average Net
   Assets:
   Expenses...............        1.50%B      1.50%     1.50%     1.50%     1.50%   1.50%
   Net Investment Income
    (Loss)................       (0.63)%B    (0.74)%   (0.46)%   (0.41)%    0.12%  (0.18)%

  Supplementary Data:
   Portfolio Turnover
    Rate..................       30.68%      65.08%    41.93%    74.50%    70.89% 119.03%
   Net Assets at End of
    Period (in thousands).     $19,778     $24,831   $24,899   $31,777   $19,337  $9,993
   Number of Shares
    Outstanding at End of
    Period (in thousands).       1,139       1,081     1,309     1,778     1,321     904

-----------------------------

 A Total Investment Return for periods of less than one year are not annualized.
 BAnnualized

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                                    Emerging Growth Fund

                             For the Six
                             Months Ended
                             December 31,       For the Years Ended June 30,
                                 1998      -----------------------------------------------
                             (Unaudited)    1998      1997      1996      1995      1994
                             ------------  -------   -------   -------   -------   -------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $13.82      $13.84    $16.99    $14.96    $10.41    $11.32
                               -------     -------   -------   -------   -------   -------
   Income from Investment
    Operations:
   Net Investment Loss....       (0.04)      (0.21)    (0.24)    (0.16)    (0.08)    (0.10)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments........       (0.99)C      0.19C    (0.25)     2.30      4.63     (0.69)
                               -------     -------   -------   -------   -------   -------
    Total from Investment
     Operations...........       (1.03)      (0.02)    (0.49)     2.14      4.55     (0.79)
                               -------     -------   -------   -------   -------   -------
   Distributions to
    Shareholders:
   From Net Realized
    Capital Gain..........       (0.10)         --     (2.66)    (0.11)       --     (0.12)
                               -------     -------   -------   -------   -------   -------
   Net Increase (Decrease)
    in Net Asset Value....       (1.13)      (0.02)    (3.15)     2.03      4.55     (0.91)
                               -------     -------   -------   -------   -------   -------
   Net Asset Value -- End
    of Period.............      $12.69      $13.82    $13.84    $16.99    $14.96    $10.41
                               =======     =======   =======   =======   =======   =======

  Total Investment Return.       (7.45)%A    (0.14)%   (2.15)%   14.36%    43.71%    (7.31)%

  Ratios to Average Net
   Assets:
   Expenses...............        1.51 %B     1.50 %    1.50 %    1.50 %    1.50 %    1.50 %
   Net Investment Loss....       (0.47)%B    (1.07)%   (1.20)%   (0.98)%   (0.61)%   (0.85)%

  Supplementary Data:
   Portfolio Turnover
    Rate..................      111.04%     121.20%    66.16%   121.22%    96.11%   128.13%
   Net Assets at End of
    Period (in thousands).     $10,552     $14,159   $20,732   $44,985   $36,606   $18,133
   Number of Shares
    Outstanding at End of
    Period (in thousands).         832       1,025     1,498     2,647     2,447     1,742

-----------------------------

 A Total Investment Return for periods of less than one year are not annualized.
 B Annualized
 C The per share amount does not coincide with the net realized and unrealized gain/loss for the period because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                                   Gold Fund

                             For the Six
                             Months Ended  For the Years Ended June             For the
                             December 31,             30,                     Period Ended
                                 1998     ---------------------------------     June 30,
                             (Unaudited)   1998     1997     1996     1995       1994*
                             ------------ ------   ------   ------   ------   ------------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..       $4.66     $7.02    $9.93    $9.89    $9.52      $10.00
                                ------    ------   ------   ------   ------      ------
   Income from Investment
    Operations:
   Net Investment Loss....       (0.02)    (0.05)   (0.08)   (0.06)   (0.05)      (0.01)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments........       (0.36)    (2.31)   (2.83)    0.10     0.42       (0.47)
                                ------    ------   ------   ------   ------      ------
    Total from Investment
     Operations...........       (0.38)    (2.36)   (2.91)    0.04     0.37       (0.48)
                                ------    ------   ------   ------   ------      ------
   Distributions to
    Shareholders:
    Total Distributions to
     Shareholders.........          --        --       --       --       --          --
                                ------    ------   ------   ------   ------      ------
   Net Increase (Decrease)
    in Net Asset Value....       (0.38)    (2.36)   (2.91)    0.04     0.37       (0.48)
                                ------    ------   ------   ------   ------      ------
   Net Asset Value -- End
    of Period.............       $4.28     $4.66    $7.02    $9.93    $9.89       $9.52
                                ======    ======   ======   ======   ======      ======

  Total Investment Return.       (8.16)%A (33.62)% (29.31)%   0.40%    3.89%      (4.80)%A

  Ratios to Average Net
   Assets:
   Expenses...............        1.70%B    1.70%    1.70%    1.70%    1.70%       1.68%B
   Net Investment Loss....       (0.84)%B  (0.74)%  (0.76)%  (0.59)%  (0.51)%     (0.25)%B

  Supplementary Data:
   Portfolio Turnover
    Rate..................          --     56.49%  108.47%   59.06%   51.23%      22.85%
   Net Assets at End of
    Period (in thousands).      $1,730    $2,187   $3,409   $6,122   $6,796      $6,395
   Number of Shares
    Outstanding at End of
    Period (in thousands).         405       469      485      616      687         672

-----------------------------

 A Total Investment Return for periods of less than one year are not annualized.
 B Annualized

 * From Commencement of Operations March 7, 1994

                       See Notes to Financial Statements.

                                                       Cappiello-Rushmore Trust
-------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1998
(Unaudited)

1. Significant Accounting Policies

  Cappiello-Rushmore Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios (the "Funds"), each with a different investment objective. As of March 10, 1998, shares of the Gold Fund are no longer available for new purchases. Existing shareholders may continue to hold previously purchased shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Funds follow:

    (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

    (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

    (c) Dividends from net investment income are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

    (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income, if any, and realized capital gains to their shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

  Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., (the "Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Adviser.

  The Trust has contracted with Money Management Associates (the "Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and 0.70% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Administrator.

  Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets. The Trust has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. No borrowings were outstanding at December 31, 1998.

  Each fund of the Trust invests excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Trust.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
3. Securities Transactions

  For the six months ended December 31, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                     Utility                Emerging
                                   Income Fund Growth Fund Growth Fund Gold Fund
                                   ----------- ----------- ----------- ---------
Purchases......................... $  750,170  $ 5,559,640 $12,801,072  $    --
                                   ==========  =========== ===========  =======
Sales............................. $1,112,236  $10,202,627 $14,025,236  $47,400
                                   ==========  =========== ===========  =======

4. Unrealized Appreciation and Depreciation of Investments

  Unrealized appreciation and depreciation of investments as of December 31, 1998, based on the cost for Federal income tax purposes is as follows:

                                 Utility                  Emerging
                               Income Fund  Growth Fund  Growth Fund   Gold Fund
                               -----------  -----------  -----------  -----------
Gross Unrealized
 Appreciation................  $3,095,973   $ 8,468,761  $3,005,161   $   273,626
Gross Unrealized
 Depreciation................     (20,920)     (134,445)   (822,562)   (1,266,304)
                               ----------   -----------  ----------   -----------
Net Unrealized Appreciation
 (Depreciation)..............  $3,075,053   $ 8,334,316  $2,182,599   $  (992,678)
                               ==========   ===========  ==========   ===========
Cost of Investments for
 Federal Income Tax Purposes.  $6,221,089   $12,427,876  $8,514,891   $ 2,747,541
                               ==========   ===========  ==========   ===========

5. Net Assets

  At December 31, 1998 net assets consisted of the following:

                                Utility                  Emerging
                              Income Fund  Growth Fund  Growth Fund   Gold Fund
                              -----------  -----------  -----------  -----------
Paid-in-Capital.............  $6,183,135   $11,335,485  $ 7,803,293  $ 5,257,070
Undistributed Net Investment
 Income (Loss) .............         558       (60,924)     (33,987)      (8,119)
Accumulated Net Realized
 Gain (Loss) on Investments.     (31,025)      169,055      586,579   (2,611,027)
Net Unrealized Appreciation
 (Depreciation) on
 Investments................   3,106,078     8,334,316    2,195,665     (907,506)
                              ----------   -----------  -----------  -----------
Net Assets..................  $9,258,746   $19,777,932  $10,551,550  $ 1,730,418
                              ==========   ===========  ===========  ===========

6. Federal Income Tax

  At June 30, 1998, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                           Emerging
Expires June 30,                                          Growth Fund Gold Fund
----------------                                          ----------- ----------
2000....................................................         --   $  434,866
2001....................................................         --      281,566
2005....................................................   $259,721      648,259
2006....................................................         --      954,368
                                                           --------   ----------
  Total.................................................   $259,721   $2,319,059
                                                           ========   ==========